Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	38-1999511
EBP, Plan Number	001
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 3,117
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	3,117
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 0